Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018
ClearShares OCIO ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF NAV
Account Value	$ 15,273	$ 13,400	$ 13,338	$ 13,989	$ 11,247	$ 10,576	$ 10,695
ClearShares Piton Intermediate Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF NAV
Account Value	$ 9,548	9,378	9,420	9,921
ClearShares Ultra-Short Maturity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF NAV
Account Value	$ 11,386	10,799	10,431	10,390	10,347	10,188
Class ClearShares OCIO ETF-ClearShares OCIO ETF Market
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF Market
Account Value	$ 15,247	13,401	13,352	14,005	11,259	10,569	10,705
Class ClearShares OCIO ETF-NYSE Expanded Opportunities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Expanded Opportunities Index
Account Value	$ 10,243	10,473	11,247	11,472	10,344	10,152	10,234
Class ClearShares OCIO ETF-NYSE Equal Sector Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Equal Sector Weight Index
Account Value	$ 21,372	17,466	17,865	16,962	12,078	11,349	10,909
Class ClearShares OCIO ETF-S&P Target Risk Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Account Value	$ 15,335	13,345	13,332	14,299	11,450	10,803	$ 10,631
Class ClearShares Piton Intermediate Fixed Income ETF-ClearShares Piton Intermediate Fixed Income ETF Market
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF Market
Account Value	$ 9,555	9,382	9,419	9,921
Class ClearShares Piton Intermediate Fixed Income ETF-ICE BofA US Corporate & Government Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate & Government Total Return Index
Account Value	$ 8,876	8,746	8,921	9,755
Class ClearShares Piton Intermediate Fixed Income ETF-ICE BofA 1-10 Year US Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year US Corporate & Government Index
Account Value	$ 9,552	9,293	9,337	9,954
Class ClearShares Piton Intermediate Fixed Income ETF-Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 9,533	9,286	9,335	9,948
Class ClearShares Ultra-Short Maturity ETF-ClearShares Ultra-Short Maturity ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF Market
Account Value	$ 11,388	10,800	10,430	10,391	10,347	10,188
Class ClearShares Ultra-Short Maturity ETF-ICE Treasury, Agency, & Collateralized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Treasury, Agency, & Collateralized Index
Account Value	$ 10,243	10,226	10,480	11,326	11,615	10,602
ClearShares Ultra-Short Maturity ETF-ICE BofA 3 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month Treasury Bill
Account Value	$ 11,339	$ 10,749	$ 10,419	$ 10,404	$ 10,392	$ 10,204